Label	Element	Value
Angel Oak Total Return ETF | First American Government Obligations Fund - Class U
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.90%
Angel Oak Total Return ETF | Willow Tree CLO Ltd., Series 2024-1A, Class B
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.70%
Angel Oak Total Return ETF | Federal National Mortgage Association, Pool FA5000
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
Angel Oak Total Return ETF | Upstart Securitization Trust, Series 2023-2, Class C
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
Angel Oak Total Return ETF | Federal Home Loan Mortgage Corp., Pool SD1937
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.20%
Angel Oak Total Return ETF | Federal National Mortgage Association, Pool MA5320
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.10%
Angel Oak Total Return ETF | Federal National Mortgage Association, Pool CB3164
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.00%
Angel Oak Total Return ETF | Federal National Mortgage Association, Pool CA8256
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.00%
Angel Oak Total Return ETF | Federal Home Loan Mortgage Corp., Pool SL1232
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
Angel Oak Total Return ETF | Federal National Mortgage Association, Pool CB2806
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.70%
Angel Oak Total Return ETF | AAA
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
Angel Oak Total Return ETF | AA
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	57.70%
Angel Oak Total Return ETF | A
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.20%
Angel Oak Total Return ETF | BBB
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	12.10%
Angel Oak Total Return ETF | BB
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	13.50%
Angel Oak Total Return ETF | B
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Angel Oak Total Return ETF | NR
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Angel Oak Total Return ETF | Residential Mortgage-Backed Securities - U.S. Government Agency
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	44.80%
Angel Oak Total Return ETF | Corporate Obligations
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	26.50%
Angel Oak Total Return ETF | Residential Mortgage-Backed Securities
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.40%
Angel Oak Total Return ETF | Asset-Backed Securities
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.90%
Angel Oak Total Return ETF | Money Market Funds
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.90%
Angel Oak Total Return ETF | Collateralized Loan Obligations
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.70%
Angel Oak Total Return ETF | Exchange Traded Funds_
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Angel Oak Total Return ETF | Commercial Mortgage-Backed Securities - U.S. Government Agency
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.50%
Angel Oak Total Return ETF | Futures Contracts_1
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Angel Oak Total Return ETF | Cash & Other_
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.20%)